Basis of presentation	6 Months Ended
Jun. 30, 2020
Basis of presentation
Basis of presentation

Note 1 - Basis of presentation

Galmed Pharmaceuticals Ltd. (the “Company”) is a clinical-stage biopharmaceutical company primarily focused on the development of therapeutics for the treatment of liver diseases. The Company was incorporated in Israel on July 31, 2013 and commenced operations on February 2, 2014. The Company holds a wholly-owned subsidiary, Galmed International Ltd., which was incorporated in Malta. Galmed International Ltd. previously held a wholly-owned subsidiary, Galmed Medical Research Ltd., which was liquidated during the first quarter of 2019. The Company also holds two additional wholly-owned subsidiaries, Galmed Research and Development Ltd and Galtopa Therapeutics Ltd., both of which are incorporated in Israel.

These unaudited interim consolidated financial statements have been prepared as of June 30, 2020 and for the three and six months period then ended. Accordingly, certain information and footnote disclosures normally included in annual financial statements prepared in accordance with U.S. GAAP have been omitted. These unaudited interim consolidated financial statements should be read in conjunction with the audited financial statements and the accompanying notes of the Company for the year ended December 31, 2019 that are included in the Company's Annual Report on Form 20-F, filed with the Securities and Exchange Commission on March 12, 2020 (the "Annual Report"). The results of operations presented are not necessarily indicative of the results to be expected for the year ending December 31, 2020.